UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

November 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Dividend Income Fund

Parametric Dividend Income Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 2.8%
Honeywell International, Inc.	192	$19,021
Lockheed Martin Corp.	104	19,922
Northrop Grumman Corp.	135	19,026
Raytheon Co.	184	19,633
United Technologies Corp.	159	17,503

		$95,105

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	247	$18,214
United Parcel Service, Inc., Class B	184	20,225

		$38,439

Automobiles — 0.6%
Ford Motor Co.	1,279	$20,119

		$20,119

Banks — 3.8%
Bank of Hawaii Corp.	305	$17,577
Cullen/Frost Bankers, Inc.	233	17,396
F.N.B. Corp.	1,405	17,689
U.S. Bancorp	420	18,564
United Bankshares, Inc.	554	19,335
Valley National Bancorp	1,787	17,405
Wells Fargo & Co.	335	18,251

		$126,217

Beverages — 1.7%
Coca-Cola Co. (The)	427	$19,142
Dr Pepper Snapple Group, Inc.	254	18,796
PepsiCo, Inc.	195	19,520

		$57,458

Biotechnology — 0.6%
PDL BioPharma, Inc.	2,323	$19,188

		$19,188

Chemicals — 5.5%
Air Products and Chemicals, Inc.	133	$19,129
Airgas, Inc.	167	19,310
Dow Chemical Co. (The)	381	18,543
E.I. du Pont de Nemours & Co.	244	17,422
International Flavors & Fragrances, Inc.	177	17,907
LyondellBasell Industries NV, Class A	203	16,009
Olin Corp.	749	18,845
Praxair, Inc.	136	17,460
RPM International, Inc.	397	18,937
Scotts Miracle-Gro Co. (The), Class A	314	19,163

		$182,725

Commercial Services & Supplies — 2.3%
Covanta Holding Corp.	753	$18,878
KAR Auction Services, Inc.	535	18,538
Republic Services, Inc.	484	19,171
Waste Management, Inc.	405	19,735

		$76,322

Security	Shares	Value
Communications Equipment — 1.7%
Cisco Systems, Inc.	724	$20,011
Motorola Solutions, Inc.	294	19,322
QUALCOMM, Inc.	258	18,808

		$58,141

Containers & Packaging — 2.7%
AptarGroup, Inc.	285	$18,596
Avery Dennison Corp.	360	17,824
Bemis Co., Inc.	429	17,134
MeadWestvaco Corp.	402	18,010
Sonoco Products Co.	444	18,657

		$90,221

Distributors — 0.6%
Genuine Parts Co.	190	$19,528

		$19,528

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	501	$17,725
CenturyLink, Inc.	428	17,450
Frontier Communications Corp.	2,618	18,457
Verizon Communications, Inc.	365	18,465
Windstream Holdings, Inc.	1,860	18,805

		$90,902

Electric Utilities — 5.6%
ALLETE, Inc.	356	$18,145
Duke Energy Corp.	220	17,798
Entergy Corp.	218	18,290
Hawaiian Electric Industries Inc.	646	18,211
Northeast Utilities	382	19,344
Pinnacle West Capital Corp.	317	20,044
PPL Corp.	506	17,978
Southern Co. (The)	378	17,929
Westar Energy, Inc.	518	20,249
Xcel Energy, Inc.	551	18,701

		$186,689

Electrical Equipment — 1.1%
Eaton Corp. PLC	282	$19,128
Emerson Electric Co.	275	17,531

		$36,659

Energy Equipment & Services — 2.3%
Diamond Offshore Drilling, Inc.	501	$14,714
Helmerich & Payne, Inc.	216	15,023
National Oilwell Varco, Inc.	249	16,693
Schlumberger, Ltd.	189	16,245
Seadrill, Ltd.	891	13,062

		$75,737

Food & Staples Retailing — 1.2%
Sysco Corp.	457	$18,399
Wal-Mart Stores, Inc.	233	20,397

		$38,796

Food Products — 2.8%
B&G Foods, Inc.	621	$17,773
Campbell Soup Co.	413	18,701
ConAgra Foods, Inc.	534	19,502
General Mills, Inc.	354	18,673
Kellogg Co.	267	17,689

		$92,338

Security	Shares	Value
Gas Utilities — 1.1%
AGL Resources, Inc.	344	$17,995
Laclede Group, Inc. (The)	370	18,770

		$36,765

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	426	$18,961
Baxter International, Inc.	249	18,177
Becton, Dickinson and Co.	142	19,927
Covidien PLC	198	19,998
Halyard Health, Inc.(1)	20	784
Medtronic, Inc.	253	18,689

		$96,536

Health Care Providers & Services — 5.1%
AmerisourceBergen Corp.	205	$18,665
Anthem, Inc.	152	19,442
Cardinal Health, Inc.	236	19,397
HealthSouth Corp.	441	18,138
Omnicare, Inc.	270	18,986
Owens & Minor, Inc.	532	18,200
Patterson Cos., Inc.	387	18,646
Quest Diagnostics, Inc.	295	19,267
UnitedHealth Group, Inc.	203	20,022

		$170,763

Hotels, Restaurants & Leisure — 2.3%
Cracker Barrel Old Country Store, Inc.	160	$20,481
Darden Restaurants, Inc.	339	19,320
McDonald’s Corp.	186	18,007
Six Flags Entertainment Corp.	445	18,089

		$75,897

Household Durables — 1.1%
Leggett & Platt, Inc.	466	$19,614
Tupperware Brands Corp.	277	18,628

		$38,242

Household Products — 2.8%
Church & Dwight Co., Inc.	257	$19,715
Clorox Co. (The)	183	18,596
Colgate-Palmolive Co.	259	18,024
Kimberly-Clark Corp.	164	19,121
Procter & Gamble Co. (The)	208	18,809

		$94,265

Industrial Conglomerates — 1.2%
3M Co.	124	$19,851
General Electric Co.	712	18,861

		$38,712

Insurance — 6.3%
ACE, Ltd.	173	$19,781
American Financial Group, Inc.	288	17,392
Arthur J. Gallagher & Co.	382	18,317
Cincinnati Financial Corp.	381	19,412
Endurance Specialty Holdings, Ltd.	324	19,110
HCC Insurance Holdings, Inc.	369	19,583
Old Republic International Corp.	1,202	18,186
PartnerRe, Ltd.	163	18,991
Progressive Corp.	685	18,659
Travelers Companies, Inc. (The)	191	19,950
Validus Holdings, Ltd.	483	20,045

		$209,426

Security	Shares	Value
IT Services — 2.8%
Amdocs, Ltd.	378	$18,425
Automatic Data Processing, Inc.	226	19,355
International Business Machines Corp.	110	17,839
Jack Henry & Associates, Inc.	300	18,438
Paychex, Inc.	408	19,343

		$93,400

Leisure Products — 1.1%
Hasbro, Inc.	336	$19,891
Mattel, Inc.	578	18,236

		$38,127

Machinery — 1.6%
Caterpillar, Inc.	169	$17,001
Deere & Co.	203	17,584
Illinois Tool Works, Inc.	205	19,461

		$54,046

Media — 3.4%
Cinemark Holdings, Inc.	509	$18,482
Lamar Advertising Co., Class A	338	18,012
Meredith Corp.	361	19,054
Omnicom Group, Inc.	254	19,626
Regal Entertainment Group, Class A	811	18,726
Thomson Reuters Corp.	480	19,008

		$112,908

Metals & Mining — 2.1%
Commercial Metals Co.	1,031	$16,847
Freeport-McMoRan, Inc.	634	17,023
Kaiser Aluminum Corp.	257	18,704
Nucor Corp.	323	17,322

		$69,896

Multi-Utilities — 4.5%
Alliant Energy Corp.	298	$18,735
Avista Corp.	540	18,603
CMS Energy Corp.	579	19,165
Consolidated Edison, Inc.	285	17,998
DTE Energy Co.	228	18,573
Integrys Energy Group, Inc.	254	18,501
SCANA Corp.	363	20,702
TECO Energy, Inc.	979	19,414

		$151,691

Multiline Retail — 1.1%
Kohl’s Corp.	299	$17,826
Target Corp.	279	20,646

		$38,472

Oil, Gas & Consumable Fuels — 7.4%
Apache Corp.	243	$15,574
Chevron Corp.	144	15,677
ConocoPhillips	258	17,046
CVR Energy, Inc.	380	17,685
Exxon Mobil Corp.	173	15,663
Hess Corp.	221	16,118
HollyFrontier Corp.	399	16,287
Kinder Morgan, Inc.	440	18,194
Marathon Oil Corp.	538	15,559
Murphy Oil Corp.	348	16,850
Occidental Petroleum Corp.	205	16,353
Oneok, Inc.	318	17,223
Spectra Energy Corp.	440	16,667

Security	Shares	Value
Teekay Corp.	323	$16,060
Williams Cos., Inc.	304	15,732

		$246,688

Paper & Forest Products — 0.6%
International Paper Co.	365	$19,644

		$19,644

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	314	$18,542
Eli Lilly & Co.	272	18,529
Johnson & Johnson	172	18,619
Merck & Co., Inc.	305	18,422
Pfizer, Inc.	636	19,811

		$93,923

Road & Rail — 1.1%
CSX Corp.	507	$18,500
Union Pacific Corp.	162	18,917

		$37,417

Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	352	$19,233
Intel Corp.	499	18,588
Maxim Integrated Products, Inc.	600	17,742
Microchip Technology, Inc.	431	19,460
Texas Instruments, Inc.	375	20,407

		$95,430

Software — 1.1%
CA, Inc.	615	$19,157
Compuware Corp.	1,795	18,525

		$37,682

Specialty Retail — 0.6%
Home Depot, Inc. (The)	196	$19,482

		$19,482

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	519	$19,265

		$19,265

Thrifts & Mortgage Finance — 1.1%
New York Community Bancorp, Inc.	1,132	$17,987
People’s United Financial, Inc.	1,205	17,810

		$35,797

Tobacco — 2.8%
Altria Group, Inc.	382	$19,199
Philip Morris International, Inc.	204	17,734
Reynolds American, Inc.	307	20,234
Universal Corp.	461	18,435
Vector Group, Ltd.	798	17,357

		$92,959

Total Common Stocks (identified cost $3,135,999)		$3,322,017

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$12	$11,906

Total Short-Term Investments (identified cost $11,906)		$11,906

Total Investments — 99.9% (identified cost $3,147,905)		$3,333,923

Other Assets, Less Liabilities — 0.1%		$3,421

Net Assets — 100.0%		$3,337,344

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2014 was $62.

The Fund did not have any open financial instruments at November 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,147,905

Gross unrealized appreciation	$292,041
Gross unrealized depreciation	(106,023)

Net unrealized appreciation	$186,018

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$3,322,017	*	$—	$—	$3,322,017
Short-Term Investments	—		11,906	—	11,906
Total Investments	$3,322,017		$11,906	$—	$3,333,923

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 26, 2015